Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 717	$ 717	$ 533
Short term, low-value and variable lease costs	844	916	795
Interest on lease liabilities	169	181	130
Principal lease payments	712	656	576
Lease interest payments	$ 169	$ 181	$ 130